Oberweis Micro-Cap Fund

Schedule of Investments (unaudited)

September 30, 2025

		Shares	Value
Equities	97.7%

Aerospace & Defense	1.9%
Ducommun, Inc.*		95,700	$9,199,641
VSE Corp.		44,600	7,414,304
			16,613,945

Banks	2.3%
1st Source Corp.		82,700	5,091,012
FB Financial Corp.		123,500	6,883,890
Nicolet Bankshares, Inc.		60,200	8,096,900
			20,071,802

Beverages	1.0%
The Vita Coco Co., Inc.*		207,400	8,808,278

Biotechnology	5.6%
ADMA Biologics, Inc.*		1,253,000	18,368,980
Catalyst Pharmaceuticals, Inc.*		519,600	10,236,120
Kiniksa Pharmaceuticals International PLC*		305,200	11,850,916
Veracyte, Inc.*		238,500	8,187,705
			48,643,721

Building Products	0.6%
Insteel Industries, Inc.		132,732	5,088,945

Chemicals	1.0%
Hawkins, Inc.		45,700	8,350,304

Commercial Services & Supplies	2.0%
CECO Environmental Corp.*		92,008	4,710,810
Interface, Inc.		425,300	12,308,182
			17,018,992

Communications Equipment	2.8%
Applied Optoelectronics, Inc.*		945,815	24,524,983

Construction & Engineering	8.9%
Argan, Inc.		55,800	15,068,790
Limbach Hldgs., Inc.*		83,700	8,128,944
Matrix Service Co.*		221,075	2,891,661
Primoris Services Corp.		192,400	26,422,292
Tutor Perini Corp.*		377,800	24,779,902
			77,291,589

Consumer Finance	4.1%
Dave, Inc.*		45,622	9,094,746
EZCORP, Inc.*		685,500	13,051,920
Green Dot Corp.*		970,300	13,031,129
			35,177,795

Consumer Staples Distribution & Retail	0.9%
Natural Grocers by Vitamin Cottage, Inc.		205,100	8,204,000

Diversified Consumer Services	2.7%
Coursera, Inc.*		561,000	6,569,310
Lincoln Educational Services Corp.*		301,600	7,087,600
OneSpaWorld Hldgs. Ltd.		465,400	9,838,556
			23,495,466

Electrical Equipment	6.5%
American Superconductor Corp.*		634,400	37,677,016
LSI Industries, Inc.		169,200	3,994,812
Powell Industries, Inc.		47,500	14,478,475
			56,150,303

Electronic Equipment, Instruments & Components	2.9%
Climb Global Solutions, Inc.		32,500	4,382,300
Evolv Technologies Hldgs., Inc.*		948,400	7,160,420
nLight, Inc.*		266,000	7,881,580
PowerFleet, Inc.*		1,068,800	5,600,512
			25,024,812

Energy Equipment & Services	1.2%
Expro Group Hldgs. NV*		435,500	5,173,740
Precision Drilling Corp.*		97,100	5,472,555
			10,646,295

Entertainment	2.2%
IMAX Corp.*		579,600	18,981,900

Healthcare Equipment & Supplies	5.7%
Alphatec Hldgs., Inc.*		461,122	6,704,714
Artivion, Inc.*		211,800	8,967,612
AtriCure, Inc.*		153,500	5,410,875
Axogen, Inc.*		328,100	5,853,304
Bioventus, Inc.*		601,714	4,025,467
LeMaitre Vascular, Inc.		103,400	9,048,534
LivaNova PLC*		186,000	9,742,680
			49,753,186

Healthcare Providers & Services	3.4%
GeneDx Hldgs. Corp.*		187,900	20,244,346
Pediatrix Medical Group, Inc.*		545,600	9,138,800
			29,383,146

Hotels, Restaurants & Leisure	3.1%
Lindblad Expeditions Hldgs., Inc. *		299,400	3,832,320
Rush Street Interactive, Inc.*		1,143,100	23,410,688
			27,243,008

Household Durables	1.2%
M/I Homes, Inc.*		73,200	10,573,008

Information Technology Services	0.6%
Backblaze, Inc.*		538,700	4,999,136

Insurance	1.3%
Skyward Specialty Insurance Group, Inc.*		231,800	11,024,408

Leisure Products	0.9%
Malibu Boats, Inc.*		238,200	7,729,590

Life Sciences Tools & Services	1.3%
Adaptive Biotechnologies Corp.*		726,500	10,868,440

Machinery	3.8%
Blue Bird Corp.*		373,400	21,489,170
REV Group, Inc.		134,500	7,622,115
The Gorman-Rupp Corp.		90,900	4,218,669
			33,329,954

Media	1.3%
Magnite, Inc.*		514,000	11,194,920

Pharmaceuticals	3.8%
ANI Pharmaceuticals, Inc.*		138,900	12,723,240
CorMedix, Inc.*		785,700	9,137,691
Eton Pharmaceuticals, Inc.*		192,360	4,179,983
Liquidia Corp.*		321,200	7,304,088
			33,345,002

Professional Services	2.6%
CRA International, Inc.		34,900	7,277,697
Huron Consulting Group, Inc.*		40,500	5,944,185
IBEX Hldgs. Ltd.*		236,000	9,562,720
			22,784,602

Semiconductors & Semiconductor Equipment	11.6%
Alpha & Omega Semiconductor Ltd.*		271,100	7,579,956
Ambarella, Inc.*		250,300	20,654,756
Camtek Ltd.*		213,580	22,436,579
Diodes, Inc.*		218,700	11,637,027
Silicon Motion Technology Corp. ADS		230,600	21,863,186
Ultra Clean Hldgs., Inc.*		613,300	16,712,425
			100,883,929

Software	5.2%
AvePoint, Inc.*		296,300	4,447,463
Cellebrite DI Ltd.*		378,900	7,021,017
OneSpan, Inc.		621,700	9,878,813
Pagaya Technologies Ltd.*		190,000	5,641,100
Radware Ltd.*		274,700	7,276,803
Red Violet, Inc.*		100,300	5,240,675
Weave Communications, Inc.*		896,300	5,987,284
			45,493,155

Specialty Retail	3.5%
Boot Barn Hldgs., Inc.*		42,100	6,976,812
Build-A-Bear Workshop, Inc.		91,600	5,973,236
National Vision Hldgs., Inc.*		594,900	17,365,131
			30,315,179

Tobacco	1.1%
Turning Point Brands, Inc.		101,000	9,984,860

Trading Co. & Distribution	0.7%
NPK International, Inc.*		496,500	5,615,415

Total Equities
(Cost: $556,405,659)			$848,614,068

Total Investments	97.7%
(Cost: $556,405,659)			$848,614,068

Other Assets Less Liabilities	2.3%		19,896,773

Net Assets - 100%			$868,510,841

*	Non-income producing security during the period ended September 30, 2025

ADS - American depositary share

Oberweis Small-Cap Opportunities Fund

Schedule of Investments (unaudited)

September 30, 2025

		Shares	Value
Equities	98.5%

Aerospace & Defense	3.1%
AAR Corp.*		236,500	$21,206,955
Mercury Systems, Inc.*		398,500	30,843,900
			52,050,855

Banks	1.8%
Ameris Bancorp		156,400	11,465,684
Commerce Bancshares, Inc.		176,890	10,570,946
First Merchants Corp.		196,000	7,389,200
			29,425,830

Biotechnology	2.5%
ADMA Biologics, Inc.*		1,252,600	18,363,116
Halozyme Therapeutics, Inc.*		107,600	7,891,384
Veracyte, Inc.*		452,600	15,537,758
			41,792,258

Building Products	0.8%
Zurn Elkay Water Solutions Corp.		266,000	12,509,979

Chemicals	0.8%
Sensient Technologies Corp.*		134,200	12,594,670

Communications Equipment	5.2%
Applied Optoelectronics, Inc.*		942,226	24,431,920
CommScope Hldg. Co., Inc.*		790,912	12,243,318
Lumentum Hldgs., Inc.*		307,400	50,017,054
			86,692,292

Commercial Services & Supplies	1.5%
Clean Harbors, Inc.*		104,000	24,150,880

Construction & Engineering	2.6%
Arcosa, Inc.		221,600	20,766,136
Everus Construction Group, Inc.*		259,800	22,277,850
			43,043,986

Consumer Finance	0.9%
FirstCash Hldgs., Inc.		97,800	15,493,476

Consumer Staples Distribution & Retail	1.0%
Sprouts Farmers Market, Inc.*		145,500	15,830,400

Diversified Consumer Services	5.4%
Frontdoor, Inc.*		607,900	40,905,591
Grand Canyon Education, Inc.*		99,800	21,908,096
Stride, Inc.*		181,800	27,077,292
			89,890,979

Electronic Equipment, Instruments & Components	7.1%
Advanced Energy Industries, Inc.		69,700	11,858,758
Badger Meter, Inc.		72,610	12,966,694
Fabrinet*		45,900	16,736,058
Itron, Inc.*		277,600	34,577,856
Littelfuse, Inc.		62,300	16,136,323
OSI Systems, Inc.*		101,400	25,272,936
			117,548,625

Energy Equipment & Services	0.9%
Solaris Energy Infrastructure, Inc.		366,900	14,664,993

Financial Services	1.0%
Remitly Global, Inc.*		1,002,800	16,345,640

Healthcare Equipment & Supplies	2.9%
ICU Medical, Inc.*		138,500	16,614,460
iRhythm Technologies, Inc.*		81,200	13,965,588
Merit Medical Systems, Inc.*		213,100	17,736,313
			48,316,361

Healthcare Providers & Services	5.5%
Addus HomeCare Corp.*		78,200	9,226,818
BrightSpring Health Services, Inc.*		908,000	26,840,480
Encompass Health Corp.		340,700	43,275,714
HealthEquity, Inc.*		133,200	12,623,364
			91,966,376

Healthcare Technology	1.8%
Waystar Hldg. Corp.*		795,800	30,176,736

Hotels, Restaurants & Leisure	3.5%
Dutch Bros, Inc.*		404,500	21,171,530
Genius Sports Ltd.*		1,015,100	12,566,938
Life Time Group Hldgs., Inc.*		866,400	23,912,640
			57,651,108

Household Durables	2.8%
SharkNinja, Inc.*		447,300	46,138,995

Information Technology Services	1.5%
DigitalOcean Hldgs., Inc.*		720,400	24,608,864

Insurance	1.1%
Assurant, Inc.		83,000	17,977,800

Interactive Media & Services	1.2%
CarGurus, Inc.*		518,400	19,300,032

Machinery	3.2%
Federal Signal Corp.		166,500	19,811,835
Flowserve Corp.		370,100	19,667,114
SPX Technologies, Inc.*		76,900	14,363,382
			53,842,331

Media	0.9%
The New York Times Co.*		252,000	14,464,800

Metals & Mining	1.2%
Carpenter Technology Corp.		78,600	19,299,444

Oil, Gas & Consumable Fuels	1.2%
Magnolia Oil & Gas Corp.		376,300	8,982,281
Matador Resources Co.		253,900	11,407,727
			20,390,008

Passenger Airlines	1.9%
SkyWest, Inc.*		312,900	31,483,998

Professional Services	3.0%
ExlService Hldgs., Inc.*		194,400	8,559,432
Genpact Ltd.		500,900	20,982,701
Parsons Corp.*		249,000	20,647,080
			50,189,213

Semiconductors & Semiconductor Equipment	18.9%
Ambarella, Inc.*		331,400	27,347,128
Credo Technology Group Hldg. Ltd.*		593,748	86,455,646
Impinj, Inc.*		103,100	18,635,325
Lattice Semiconductor Corp.*		275,536	20,202,300
MACOM Technology Solutions Hldgs., Inc.*		163,800	20,391,462
Nova Ltd.*		113,100	36,153,546
Qorvo, Inc.*		253,700	23,106,996
Rambus, Inc.*		476,919	49,694,960
SiTime Corp.*		106,396	32,058,179
			314,045,542

Software	10.7%
ACI Worldwide, Inc.*		318,962	16,831,625
Box, Inc.*		632,800	20,420,456
Commvault Systems, Inc.*		125,900	23,767,402
Five9, Inc.*		396,600	9,597,720
Freshworks, Inc.*		1,929,100	22,705,507
InterDigital, Inc.		34,100	11,772,343
Pegasystems, Inc.		377,800	21,723,500
Q2 Hldgs., Inc.*		270,900	19,610,451
Qualys, Inc.*		84,000	11,115,720
Varonis Systems, Inc.*		176,600	10,149,202
Zeta Global Hldgs. Corp.*		590,300	11,729,261
			179,423,187

Specialty Retail	1.4%
American Eagle Outfitters, Inc.*		484,000	8,281,240
Urban Outfitters, Inc.*		234,300	16,736,049
			25,017,289

Textiles, Apparel & Luxury Goods	1.2%
Levi Strauss & Co.		903,500	21,051,550

Total Equities
(Cost: $1,291,608,042)			$1,637,378,497

Total Investments	98.5%
(Cost: $1,291,608,042)			$1,637,378,497

Other Assets Less Liabilities	1.5%		24,768,566

Net Assets - 100%			$1,662,147,063

*	Non-income producing security during the period ended September 30, 2025

Oberweis Global Opportunities Fund

Schedule of Investments (unaudited) a

September 30, 2025

		Shares	Value
Equities	95.4%

Canada	3.4%
Aritzia, Inc.*		10,900	$659,310
AtkinsRealis Group, Inc.		10,600	765,010
Definity Financial Corp.		11,400	585,932
			2,010,252

China	2.8%
American Superconductor Corp.*		27,500	1,633,225

France	1.2%
SPIE SA		12,900	697,355

Germany	1.0%
CTS Eventim AG & Co. KGaA		6,200	608,648

Hong Kong	1.3%
Futu Hldgs. Ltd. ADS*		4,300	747,813

Italy	1.1%
De' Longhi SpA		18,000	652,702

Japan	8.4%
BayCurrent, Inc.		27,900	1,639,600
Food & Life Cos. Ltd.		17,100	892,716
Ryohin Keikaku Co. Ltd.		61,000	1,213,727
Sanrio Co. Ltd.		25,000	1,173,502
			4,919,545

Norway	1.1%
Storebrand ASA		40,400	617,464

Sweden	2.3%
BHG Group AB*		233,500	679,810
Saab AB		10,600	651,288
			1,331,098

Switzerland	3.3%
Accelleron Industries AG		16,400	1,388,743
Sportradar Group AG*		19,700	529,930
			1,918,673

United Kingdom	12.5%
Ashtead Technology Hldgs. PLC		247,100	1,160,798
Babcock International Group PLC		53,700	966,022
Cranswick PLC		18,700	1,264,041
Diploma PLC		12,500	894,643
Games Workshop Group PLC		7,200	1,411,011
Intermediate Capital Group PLC		52,600	1,579,125
			7,275,640

United States of America	57.0%
ACI Worldwide, Inc.*		10,400	548,808
ADMA Biologics, Inc.*		135,700	1,989,362
Ambarella, Inc.*		10,200	841,704
Argan, Inc.		4,300	1,161,215
Aris Water Solutions, Inc.		19,900	490,734
Box, Inc.*		17,700	571,179
Carpenter Technology Corp.		3,600	883,944
Clean Harbors, Inc.*		4,200	975,324
Commvault Systems, Inc.*		2,700	509,706
Credo Technology Group Hldg. Ltd.*		19,100	2,781,151
DigitalOcean Hldgs., Inc.*		21,800	744,688
Encompass Health Corp.		5,100	647,802
Flowserve Corp.		17,700	940,578
Freshworks, Inc.*		48,600	572,022
GeneDx Hldgs. Corp.*		5,500	592,570
Genpact Ltd.*		14,200	594,838
Halozyme Therapeutics, Inc.*		9,200	674,728
HealthEquity, Inc.*		6,200	587,574
ICU Medical, Inc.*		5,000	599,800
Impinj, Inc.*		3,700	668,775
Itron, Inc.*		5,800	722,448
LeMaitre Vascular, Inc.		9,500	831,345
Lumentum Hldgs., Inc.*		9,000	1,464,390
MACOM Technology Solutions Hldgs., Inc.*		5,300	659,797
Merit Medical Systems, Inc.*		8,700	724,101
Natural Grocers by Vitamin Cottage, Inc.		12,200	488,000
Parsons Corp.*		7,900	655,068
Pegasystems, Inc.		11,000	632,500
Q2 Hldgs., Inc.*		7,900	571,881
Qorvo, Inc.*		6,800	619,344
Rambus, Inc.*		14,100	1,469,220
Rush Street Interactive, Inc.*		42,900	878,592
SharkNinja, Inc.*		17,100	1,763,865
SkyWest, Inc.*		8,700	875,394
The Vita Coco Co., Inc.*		19,500	828,165
Veracyte, Inc.*		23,000	789,590
Waystar Hldg. Corp.*		16,200	614,304
Zeta Global Hldgs. Corp.*		63,200	1,255,784
			33,220,290

Total Equities
(Cost: $43,901,348)			$55,632,705

Total Investments	95.4%
(Cost: $43,901,348)			$55,632,705

Other Assets Less Liabilities	4.6%		2,678,820

Net Assets - 100%			$58,311,525

[a]	Certain securities were fair valued under the discretion of the Board of Trustees

*	Non-income producing security during the period ended September 30, 2025

ADS - American depositary share

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	1.0%
Consumer Discretionary	16.9%
Consumer Staples	4.4%
Energy	0.8%
Financials	6.1%
Healthcare	13.8%
Industrials	25.7%
Information Technology	25.1%
Materials	1.6%

Oberweis China Opportunities Fund

Schedule of Investments (unaudited)

September 30, 2025

		Shares	Value
Equities	95.9%

Automobile Components	2.1%
Hesai Group ADS*		28,000	$786,800
Minth Group Ltd.		88,000	382,442
			1,169,242

Banks	7.8%
BOC Hong Kong Hldgs. Ltd.		190,000	892,136
China Construction Bank Corp.		1,600,000	1,537,908
China Merchants Bank Co. Ltd.		145,000	871,267
HSBC Hldgs. PLC		77,200	1,085,284
			4,386,595

Beverages	1.9%
Kweichow Moutai Co. Ltd.		2,500	507,126
Nongfu Spring Co. Ltd.*		80,000	554,099
			1,061,225

Biotechnology	4.7%
3SBio, Inc.		120,000	462,606
BeiGene Ltd.*		42,000	1,107,479
Remegen Co. Ltd.*		70,000	1,054,228
			2,624,313

Broadline Retail	13.4%
Alibaba Group Hldg. Ltd.		230,000	5,231,303
JD.com, Inc.		35,500	631,811
MINISO Group Hldg. Ltd.		125,000	715,433
PDD Hldgs. ADS*		7,000	925,190
			7,503,737

Capital Markets	5.1%
China International Capital Corp. Ltd.		210,000	577,487
Futu Hldgs. Ltd. ADS		6,500	1,130,415
Hong Kong Exchanges & Clearing Ltd.		20,000	1,135,955
			2,843,857

Chemicals	1.4%
Fufeng Group Ltd.		680,000	765,459

Consumer Finance	0.5%
Yixin Group Ltd.		750,000	265,035

Electrical Equipment	6.4%
Contemporary Amperex Technology Co. Ltd.		23,500	1,327,105
Harbin Electric Co. Ltd.*		700,000	1,059,625
Sungrow Power Supply Co. Ltd.*		53,000	1,206,004
			3,592,734

Electronic Equipment, Instruments & Components	6.8%
AAC Technologies Hldgs., Inc.		90,000	528,990
Delta Electronics, Inc.*		19,000	532,384
Elite Material Co. Ltd.		27,000	1,085,209
Q Technology Group Co. Ltd.*		420,000	905,089
Sunny Optical Technology Group Co. Ltd.		64,100	745,033
			3,796,705

Entertainment	3.2%
NetEase, Inc.		44,000	1,338,885
NetEase Cloud Music, Inc.*		13,000	434,002
			1,772,887

Healthcare Equipment & Supplies	0.7%
Shanghai Conant Optical Co. Ltd.		75,000	398,805

Hotels, Restaurants & Leisure	3.8%
Galaxy Entertainment Group Ltd.*		80,000	440,812
Meituan*		27,000	362,567
Trip.com Group Ltd.		17,500	1,340,272
			2,143,651

Insurance	2.1%
China Pacific Insurance (Group) Co. Ltd.		220,000	875,816
New China Life Insurance Co. Ltd.		50,000	296,582
			1,172,398

Interactive Media & Services	11.3%
Baidu, Inc.*		53,000	907,170
Kuaishou Technology		65,000	706,631
Tencent Hldgs. Ltd.		55,000	4,685,813
			6,299,614

Life Sciences Tools & Services	2.8%
WuXi XDC Cayman, Inc.*		155,000	1,559,561

Machinery	1.2%
Guangxi Liugong Machinery Co. Ltd.*		150,000	233,055
ZMJ Group Co. Ltd.*		150,000	452,196
			685,251

Marine Transportation	1.6%
SITC International Hldgs. Co. Ltd.		233,000	897,029

Metals & Mining	7.4%
China Hongqiao Group Ltd.		320,000	1,086,405
China Nonferrous Mining Corp. Ltd.*		630,000	1,212,722
Zijin Gold International Co. Ltd.*		1,250	19,371
Zijin Mining Group Co. Ltd.		430,000	1,801,335
			4,119,833

Pharmaceuticals	1.2%
Sino Biopharmaceutical Ltd.		650,000	679,902

Real Estate Management & Development	3.7%
China Resources Mixc Lifestyle Services Ltd.		205,000	1,089,013
Hang Lung Properties Ltd.		850,000	953,547
			2,042,560

Specialty Retail	2.0%
Chow Tai Fook Jewellery Group Ltd.		580,000	1,159,702

Technology Hardware, Storage & Peripherals	4.8%
Asia Vital Components Co. Ltd.		27,000	869,053
Xiaomi Corp.*		270,000	1,873,554
			2,742,607

Total Equities
(Cost: $37,895,158)			$53,682,702

Short-Term Investments	3.3%
Fidelity Investments Money Market Government Portfolio Class I 4.04%[a]		1,823,671	1,823,671

Total Short-Term Investments
(Cost: $1,823,671)			$1,823,671

Total Investments	99.2%
(Cost: $39,718,829)			$55,506,373

Other Assets Less Liabilities	0.8%		428,264

Net Assets - 100%			$55,934,637

a	Annualized seven-day effective yield as of September 30, 2025

*	Non-income producing security during the period ended September 30, 2025

ADS - American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China (Includes the People's Republic of China, Taiwan and Hong Kong)	95.9%

Oberweis International Opportunities Fund

Schedule of Investments (unaudited) a

September 30, 2025

		Shares	Value
Equities	97.4%

Australia	5.8%
Catapult Group International Ltd.*		1,095,500	$4,986,471
Charter Hall Group		296,500	4,456,368
Genesis Minerals Ltd.*		1,595,500	6,171,491
JB Hi-Fi Ltd.		83,812	6,432,212
Technology One Ltd.		66,500	1,692,936
			23,739,478

Austria	2.1%
Andritz AG*		37,600	2,652,636
DO & CO AG		22,100	5,770,168
			8,422,804

Canada	12.9%
Alamos Gold, Inc.		186,200	6,490,308
Aritzia, Inc.*		107,800	6,520,517
AtkinsRealis Group, Inc.		70,200	5,066,385
CES Energy Solutions Corp.		682,900	4,607,624
Definity Financial Corp.		79,200	4,070,688
Element Fleet Management Corp.		143,500	3,716,131
Groupe Dynamite, Inc.*		115,700	4,964,866
iA Financial Corp., Inc.		29,600	3,365,386
Maple Leaf Foods, Inc.		191,100	4,944,680
MDA Space Ltd.*		171,900	4,281,134
TMX Group Ltd.		121,300	4,640,376
			52,668,095

Finland	2.2%
Konecranes Oyj		47,600	3,940,546
Metso Corp.		378,568	5,217,999
			9,158,545

France	2.4%
Nexans SA*		25,700	3,826,868
Spie SA		110,500	5,973,473
			9,800,341

Germany	8.0%
Auto1 Group SE*		251,000	8,586,068
CTS Eventim AG & Co.		86,051	8,447,545
DWS Group GmbH & Co KGaA		86,500	5,432,267
Friedrich Vorwerk Group SE*		40,600	3,919,687
IONOS Group SE*		132,400	6,195,832
			32,581,399

Italy	5.2%
Brunello Cucinelli SpA		51,800	5,674,539
De' Longhi SpA		161,600	5,859,812
Fincantieri SpA*		287,000	7,544,717
Webuild SpA		529,600	2,204,573
			21,283,641

Japan	26.1%
Anycolor, Inc.*		120,800	4,602,009
BayCurrent, Inc.		158,500	9,314,571
BIPROGY, Inc.		75,300	3,071,931
Food & Life Cos. Ltd.		254,100	13,265,448
IHI Corp.		251,300	4,680,280
JVCKenwood Corp.		246,400	1,917,348
Kawasaki Heavy Industries Ltd.		53,900	3,557,376
Mitsui E&S Co. Ltd.		273,500	8,251,371
Organo Corp.		67,700	5,186,628
PAL GROUP Hldgs. Co. Ltd.*		309,000	5,251,602
Rakuten Bank Ltd.*		103,900	5,799,638
Ryohin Keikaku Co. Ltd.		270,700	5,386,162
Sanrio Co. Ltd.		195,500	9,176,785
SCSK Corp.		135,200	4,046,968
Simplex Hldgs., Inc.*		189,100	5,549,668
Sumitomo Pharma Co. Ltd.*		517,400	5,996,129
Systena Corp.		708,900	2,536,867
Taisei Corp.		78,700	5,408,052
Takasago Thermal Engineering Co. Ltd.		144,200	4,013,337
			107,012,170

Netherlands	2.1%
Koninklijke Heijmans NV		70,900	4,936,264
SBM Offshore NV		146,100	3,738,654
			8,674,918

Norway	5.5%
Aker Solutions ASA		1,002,400	3,011,901
Gjensidige Forsikring ASA		217,500	6,391,570
Nordic Semiconductor ASA*		324,000	4,992,397
Storebrand ASA		543,748	8,310,530
			22,706,398

Spain	1.0%
Unicaja Banco SA		1,500,600	4,129,028

Sweden	4.1%
AddLife AB		134,100	2,538,495
Clas Ohlson AB		87,800	3,451,402
Dynavox Group AB*		351,800	4,270,313
Lagercrantz Group AB		155,100	3,345,001
Mycronic AB		131,900	3,023,806
NOBA Bank Group AB*		30,200	301,538
			16,930,555

Switzerland	5.0%
Accelleron Industries AG		83,700	7,087,669
Belimo Hldg. AG*		3,936	4,139,256
R&S Group Hldg. AG*		61,800	2,169,924
Sportradar Group AG*		258,500	6,953,650
			20,350,499

United Kingdom	15.0%
Babcock International Group PLC		474,800	8,541,292
Chemring Group PLC		904,500	7,183,574
ConvaTec Group PLC		588,500	1,837,361
Cranswick PLC		68,100	4,603,271
Diploma PLC		81,000	5,797,284
Games Workshop Group PLC		38,850	7,613,581
Greencore Group PLC		1,011,500	3,108,227
Hiscox Ltd.		104,900	1,936,093
IMI PLC		230,716	7,125,606
Intermediate Capital Group PLC		362,100	10,870,743
Molten Ventures PLC*		544,000	2,823,884
			61,440,916

Total Equities
(Cost: $302,154,382)			$398,898,787

Short-Term Investments	1.7%
Fidelity Investments Money Market Government Portfolio Class I 4.04%[b]		7,286,810	7,286,810

Total Short-Term Investments
(Cost: $7,286,810)			$7,286,810

Total Investments	99.1%
(Cost: $309,441,192)			$406,185,597

Other Assets Less Liabilities	0.9%		3,618,190

Net Assets - 100%			$409,803,787

[a]	Certain securities were fair valued under the discretion of the Board of Trustees

[b]	Annualized seven-day effective yield as of September 30, 2025

*	Non-income producing security during the period ended September 30, 2025

ADS - American depositary share

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	3.2%
Consumer Discretionary	22.2%
Consumer Staples	3.1%
Energy	3.7%
Financials	14.2%
Healthcare	2.5%
Industrials	33.6%
Information Technology	10.7%
Materials	3.1%
Real Estate	1.1%

Oberweis Focused International Growth Fund

Schedule of Investments (unaudited) a

September 30, 2025

		Shares	Value
Equities	95.0%

Canada	1.3%
Shopify, Inc.*		1,100	$163,471

France	2.2%
Societe Generale SA*		4,300	286,262

Germany	19.9%
Deutsche Telekom AG		5,000	170,338
E.ON SE		12,800	241,081
Heidelberg Materials AG		1,700	384,256
Münchener Rückversicherungs AG		300	191,532
Rheinmetall AG		350	818,664
SAP SE		700	187,427
Siemens AG*		700	188,974
Siemens Energy AG*		3,300	387,989
			2,570,261

Italy	4.6%
UniCredit SpA		7,800	593,509

Japan	20.4%
Asics Corp.*		8,000	209,340
Food & Life Cos. Ltd.		3,700	193,161
Hitachi Ltd.		5,500	145,712
Mitsubishi Heavy Industries Ltd.		5,800	151,781
Mitsubishi UFJ Financial Group, Inc.		22,600	364,569
NEC Corp.		16,100	515,346
Sanrio Co. Ltd.		3,800	178,372
Sony Financial Group, Inc.*		21,900	24,286
Sony Group Corp.		21,900	629,553
Toyota Motor Corp.		11,400	218,954
			2,631,074

Netherlands	1.5%
ASML Hldg. NV		200	195,027

Singapore	2.6%
Sea Ltd ADS.*		1,900	339,587

Spain	4.3%
Iberdrola SA		11,900	225,246
Mapfre SA		68,500	325,154
			550,400

Sweden	5.9%
EQT AB		4,700	163,003
Saab AB*		3,200	196,615
Spotify Technology SA*		300	209,400
Volvo AB		6,900	198,427
			767,445

Switzerland	10.4%
ABB Ltd.*		2,800	202,605
Cie Financiere Richemont SA		1,500	287,932
Roche Hldg. AG		800	266,370
Sportradar Group AG*		8,500	228,650
Zurich Insurance Group AG		500	357,369
			1,342,926

United Kingdom	19.7%
AstraZeneca PLC		1,600	245,105
HSBC Hldgs. PLC		20,300	286,477
NatWest Group PLC		39,300	277,573
Reckitt Benckiser Group PLC		5,100	392,684
Rolls-Royce Hldgs. PLC		62,300	1,001,358
Shell PLC		9,500	338,567
			2,541,764

United States of America	2.2%
Cadence Design Systems, Inc.*		800	281,008

Total Equities
(Cost: $9,239,842)			$12,262,734

Short-Term Investments	4.8%
Fidelity Investments Money Market Government Portfolio Class I 4.04%[b]		618,579	618,579

Total Short-Term Investments
(Cost: $618,579)			$618,579

Total Investments	99.8%
(Cost: $9,858,421)			$12,881,313

Other Assets Less Liabilities	0.2%		30,041

Net Assets - 100%			$12,911,354

[a]	Certain securities were fair valued under the discretion of the Board of Trustees

[b]	Annualized seven-day effective yield as of September 30, 2025

*	Non-income producing security during the period ended September 30, 2025

ADS - American depositary share

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	2.9%
Consumer Discretionary	17.7%
Consumer Staples	3.0%
Energy	2.6%
Financials	22.2%
Healthcare	4.0%
Industrials	25.5%
Information Technology	10.4%
Materials	3.0%
Utilities	3.7%

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2025:

	Micro-Cap Fund	Small-Cap Opportunities Fund
Level 1 – Equities	$848,614,068	$1,637,378,497
Level 2 - Equities	-	-
Level 3	-	-
Total Investments	$848,614,068	$1,637,378,497

	Global Opportunities Fund	China Opportunities Fund
Level 1 - Equities
Total Asia	$2,381,038	$53,682,702
Total Europe	529,930	-
Total North America	35,230,542	-
Total Short-Term Investments	-	1,823,671
Total Level 1	38,141,510	55,506,373
Level 2 - Equities
Total Asia	4,919,545	-
Total Europe	12,571,650	-
Total Level 2	17,491,195	-
Level 3	-	-
Total Investments	$55,632,705	$55,506,373

	International Opportunities Fund	Focused International Growth Fund
Level 1 – Equites
Total Asia	$-	$363,873
Total Europe	13,187,299	438,050
Total North America	52,668,095	444,479
Total Short-Term Investments	7,286,810	618,579
Total Level 1	73,142,204	1,864,981
Level 2 – Equities
Total Asia	107,012,170	2,606,788
Total Australia	23,739,478	-
Total Europe	202,291,745	8,409,544
Total Level 2	333,043,393	11,016,332
Level 3	-	-
Total Investments	$406,185,597	$12,881,313

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.